Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Delaware Investments Minnesota Municipal Income Fund II, Inc.
Level 9, 2005 Market Street
Philadelphia, Pennsylvania 19103

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07420

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2021, Liquidation Preference $100,000.00 per share (CUSIP # 24610V 707);

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate MuniFund Term Preferred Shares

Series	Date
Series 2021	On or about April 29, 2019

The Fund intends to redeem all of the outstanding Variable Rate MuniFund Term Preferred Shares, Series 2021 on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Directors of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Variable Rate MuniFund Term Preferred Shares

Series	Number of Shares
Series 2021	750

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of March, 2019.

DELAWARE INVESTMENTS
MINNESOTA MUNICIPAL INCOME
FUND II, INC.

By:	/s/ Daniel V. Geatens
Name:	Daniel V. Geatens
Title:	Vice President